Subsequent Events - Additional Information (Details)			1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	Oct. 01, 2022 Age	Aug. 03, 2022 USD ($)	May 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Feb. 28, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Subsequent Event [Line Items]
Warrants Exercised Shares			394,501
Warrant Outstanding						796,985		1,311,117		908,244		797,724
Stock price per share | $ / shares					$ 9.00		$ 8.00
Issuance of common stock | $		$ 9,100,000	$ 99,999		$ 2,373,561	$ 2,473,560	$ 5,366,170	$ 5,000,000
Common stock, shares issued						10,945,904		7,584,980		4,433,644	30,000,000
Common stock, par value | $ / shares						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants Exercised Shares				61,111
Warrant Outstanding				61,111
Proceeds from Issuance of Warrants | $				$ 110,000
common stock sold					263,729
Stock price per share | $ / shares					$ 9.00
Issuance of common stock | $					$ 2,373,561
401(k) plan employees minimum age eligible to participate | Age	21
Subsequent Event [Member] | Two Employees [Member]
Subsequent Event [Line Items]
Warrants Exercised Shares					26,500
Proceeds from Issuance of Warrants | $					$ 47,700
Subsequent Event [Member] | Employees and Consultants [Member]
Subsequent Event [Line Items]
Common stock, shares issued									102,792
Common stock, par value | $ / shares									$ 9.00